DWS Money Market Prime Series Investment Objectives and Goals - DWSMoneyMarketFund [Member] - DWS Money Market Prime Series	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DWS Money Market Prime Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks maximum current income to the extent consistent with stability of principal.